Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of components of lease expense
The components of lease expense were as follows:

	Year Ended December 31,
	2023	2022	2021
Operating Lease Cost
Straight-Line Lease Cost (a)	$160,534	$139,740	$115,875
Variable Lease Cost (b)	15,268	12,072	10,959
Sublease Income	(63)	(888)	(1,695)

	$175,739	$150,924	$125,139

(a)	Straight-line lease cost includes short-term leases, which are immaterial.
(b)	Variable lease cost approximates variable lease cash payments.

Schedule of Supplemental cash flow information related to leases
Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2023	2022	2021
Operating Cash Flows for Operating Lease Liabilities	$127,183	$107,249	$96,007
Non-Cash Right-of-Use Assets Obtained in Exchange for New Operating Lease Liabilities	$117,155	$278,010	$352,298

Schedule of Undiscounted cash flows on an annual basis for Operating Lease Liabilities
The following table shows the undiscounted cash flows on an annual basis for Operating Lease Liabilities as of December 31, 2023:

2024	$163,003
2025	180,732
2026	179,046
2027	175,916
2028	169,824
Thereafter	180,540

Total Lease Payments (a)	1,049,061
Less: Imputed Interest	(59,238)

Present Value of Operating Lease Liabilities	$989,823

(a)	Excludes signed leases that have not yet commenced.